PROVISIONS - Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 394.7
Balance, end of the year	476.7	$ 394.7
Less current portion	(6.5)	(6.7)
Non-current portion	470.2	388.0
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	380.0	368.4
Revision of estimated cash flows and discount rates: Capitalized in property, plant and equipment	42.0	7.6
Revision of estimated cash flows and discount rates: Changes in asset retirement obligations at closed sites	40.7	6.1
Accretion expense	0.0	0.1
Disbursements	(2.3)	(2.2)
Balance, end of the year	460.4	380.0
Less current portion	(6.5)	(6.7)
Non-current portion	$ 453.9	$ 373.3